Segment information	6 Months Ended
Jun. 30, 2013
Segment information
Note 5 Segment information

Overview

For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking & Wealth Management. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for 6M13 and 6M12 were CHF 121 million and CHF 144 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 328 million and CHF 347 million, respectively. Total assets of these non-consolidated affiliate entities included in the segment presentation as of June 30, 2013 and December 31, 2012 were CHF 25.7 billion and CHF 25.8 billion, respectively.

> Refer to “Note 5 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 for further information.

Net revenues and income before taxes

in	6M13	6M12
Net revenues (CHF million)
Private Banking & Wealth Management	6,709	6,873
Investment Banking	7,345	6,710
Adjustments [1,2]	(112)	(1,546)
Net revenues	13,942	12,037
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	1,798	1,928
Investment Banking	2,054	1,221
Adjustments [1,3]	(499)	(2,015)
Income before taxes	3,353	1,134
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF 229 million and CHF 229 million in 6M13 and 6M12, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF 210 million and CHF 203 million in 6M13 and 6M12, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets

end of	6M13	2012
Total assets (CHF million)
Private Banking & Wealth Management	279,340	275,683
Investment Banking	561,980	563,758
Adjustments [1]	60,896	68,719
Total assets	902,216	908,160
Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior period has been reclassified to conform to the current presentation.
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.